						Exhibit 99.1

Semi-Annual Servicer’s Certificate
AEP Texas Central Company, as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Central Company, as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Jan-2013	to	Jun-2013
		Payment Date:	07/01/2013

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 01/13 Collection Period (1)				11,988,334.25
	ii.	Remittances for the 02/13 Collection Period				13,753,272.34
	iii.	Remittances for the 03/13 Collection Period				11,740,162.70
	iv.	Remittances for the 04/13 Collection Period				12,015,867.94
	v.	Remittances for the 05/13 Collection Period				15,003,750.31
	vi.	Remittances for the 06/13 Collection Period (2)				11,522,733.82
	vii.	Investment Earnings on Collection Account
		viii.	Investment Earnings on Capital Subaccount			4,704.44
		ix.	Investment Earnings on Excess Funds Subaccount			7,346.19
		x.	Investment Earnings on General Subaccount			24,289.18
	xi.	General Subaccount Balance (sum of i through x above)				76,060,461.17

	xii.	Excess Funds Subaccount Balance as of Prior Payment Date				13,555,754.13
	xiii.	Capital Subaccount Balance as of Prior Payment Date				8,698,500.00
	xiv.	Collection Account Balance (sum of xii through xiii above)				98,314,715.30

	(1) January remittances include the previous year's true-up, which was settled on January 25, 2013.
	(2) June remittances do not include the previous year's true-up, which will be settled on July 25, 2013.

2.	Outstanding Amounts as of Prior Payment Date:

		Series 2006-1
	i.	Class A-1 Outstanding Amount				0.00
	ii.	Class A-2 Outstanding Amount				7,938,087.00
	iii.	Class A-3 Outstanding Amount				250,000,000.00
	iv.	Class A-4 Outstanding Amount				437,000,000.00
	v.	Class A-5 Outstanding Amount				494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				1,189,638,087.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				1,189,638,087.00

3.	Required Funding/Payments as of Current Payment Date:

		Series 2006-1 Principal				Principal Due
	i.	Class A-1				0.00
	ii.	Class A-2				7,938,087.00
	iii.	Class A-3				41,903,599.00
	iv.	Class A-4				0.00
	v.	Class A-5				0.00
	vi.	For all Series 2006-1 Notes				49,841,686.00

		{Add Other Series as applicable}

			Note Interest	Days in Interest	Principal
		Series 2006-1 Interest	Rate	Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%	180	0.00	0.00
	viii.	Class A-2	4.98%	180	7,938,087.00	197,658.37
	ix.	Class A-3	5.09%	180	250,000,000.00	6,362,500.00
	x.	Class A-4	5.17%	180	437,000,000.00	11,296,450.00
	xi.	Class A-5	5.31%	180	494,700,000.00	13,125,133.05
	xii.	For all Series 2006-1 Notes				30,981,741.42

		{Add Other Series as applicable}
					Required Level	Funding Required

	xiii.	Capital Subaccount			8,698,500.00	0.00
					8,698,500.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

	i.	Trustee Fees and Expenses			0.00
	ii.	Servicing Fee			434,925.00
	iii.	Administration Fee			50,000.00
	iv.	Operating Expenses			33,215.65
	v.	Semi-Annual Interest (including any past-due for prior periods)			30,981,741.42
				Per $1000 of Original
		Series 2006-1	Aggregate	Principal Amount

	1.	Class A-1 Interest Payment	0.00	$0.0000
	2.	Class A-2 Interest Payment	197,658.37	$24.9000
	3.	Class A-3 Interest Payment	6,362,500.00	$25.4500
	4.	Class A-4 Interest Payment	11,296,450.00	$25.8500
	5.	Class A-5 Interest Payment	13,125,133.05	$26.5315
			30,981,741.42
		{Add Other Series as applicable}

	vi.	Principal Due and Payable as a Result of Event of Default or on Final Maturity Date			0.00

				Per $1000 of Original
		Series 2006-1	Aggregate	Principal Amount

	1.	Class A-1 Principal Payment	0.00	$0.0000
	2.	Class A-2 Principal Payment	0.00	$0.0000
	3.	Class A-3 Principal Payment	0.00	$0.0000
	4.	Class A-4 Principal Payment	0.00	$0.0000
	5.	Class A-5 Principal Payment	0.00	$0.0000
			0.00
		{Add Other Series as Applicable}

	vii.	Semi-Annual Principal			49,841,686.00
				Per $1000 of Original
		Series 2006-1	Aggregate	Principal Amount

	1.	Class A-1 Principal Payment	0.00	$0.0000
	2.	Class A-2 Principal Payment	7,938,087.00	$1,000.0000
	3.	Class A-3 Principal Payment	41,903,599.00	$167.6144
	4.	Class A-4 Principal Payment	0.00	$0.0000
	5.	Class A-5 Principal Payment	0.00	$0.0000
			49,841,686.00
		{Add Other Series as Applicable}

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)	8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	4,704.44
	x.	Deposit to Excess Funds Subaccount	8,269,942.79
	xi.	Released to Note Issuer upon Retirement of all Notes	0.00
	xii.	Aggregate Remittances as of Current Payment Date	98,314,715.30

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date
	(after giving effect to payments to be made on such Payment Date):

		Series 2006-1

	i.	Class A-1 Outstanding Amount	0.00
	ii.	Class A-2 Outstanding Amount	0.00
	iii.	Class A-3 Outstanding Amount	208,096,401.00
	iv.	Class A-4 Outstanding Amount	437,000,000.00
	v.	Class A-5 Outstanding Amount	494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes	1,139,796,401.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes	1,139,796,401.00

	viii.	Excess Funds Subaccount Balance	8,269,942.79
	x.	Capital Subaccount Balance	8,698,500.00
	xi.	Aggregate Collection Account Balance	16,968,442.79

6.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount	13,563,100.32
	iii.	Capital Subaccount	8,703,204.44
	iv.	Total Withdrawals	22,266,304.76

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:	0.00

i.	Semi-annual Interest

	Series 2006-1

1.	Class A-1 Interest Payment	0.00
2.	Class A-2 Interest Payment	0.00
3.	Class A-3 Interest Payment	0.00
4.	Class A-4 Interest Payment	0.00
5.	Class A-5 Interest Payment	0.00
		0.00
	{Add Other Series as Applicable}

ii.	Semi-annual Principal	0.00

	Series 2006-1

1.	Class A-1 Principal Payment	0.00
2.	Class A-2 Principal Payment	0.00
3.	Class A-3 Principal Payment	0.00
4.	Class A-4 Principal Payment	0.00
5.	Class A-5 Principal Payment	0.00
		0.00

	{Add Other Series as Applicable}

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

ii.	Capital Subaccount	0.00
		0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual
Servicer’s Certificate this 17th day of June, 2013.

AEP TEXAS CENTRAL COMPANY, as Servicer

By:	/s/ Julie Sloat
Name:	Julie Sloat
Title:	Treasurer